Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable interest (in Dollars)			$ 390
Restricted cash, including amounts held by VIEs (in Dollars)	$ 61,888	$ 39,396	0
Receivables, net, including amounts held by VIEs (in Dollars)	128,895	92,796	52,264
Other debt, including amounts held by VIEs (in Dollars)	$ 152,625	$ 143,000	$ 0
Redeemable convertible preferred stock, par value (in Dollars per share)			$ 0.0001
Redeemable convertible preferred stock, shares authorized			7,471,198
Redeemable convertible preferred stock, shares issued			7,085,923
Redeemable convertible preferred stock, outstanding			7,085,923
Aggregate liquidation preference (in Dollars)			$ 288,183
Treasury stock, shares	970,000	970,000	44,924
As Previously Reported
Variable interest (in Dollars)		$ 0
Restricted cash, including amounts held by VIEs (in Dollars)		39,396
Receivables, net, including amounts held by VIEs (in Dollars)		92,796
Other debt, including amounts held by VIEs (in Dollars)		$ 143,000
Redeemable convertible preferred stock, par value (in Dollars per share)		$ 0.0001
Redeemable convertible preferred stock, shares authorized		0
Redeemable convertible preferred stock, shares issued		0
Redeemable convertible preferred stock, outstanding		0
Aggregate liquidation preference (in Dollars)		$ 0
Treasury stock, shares		970,000
Class A Common Stock
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000	2,000,000,000	0
Common stock, shares issued	236,520,057	231,452,448	0
Common stock, shares outstanding	235,550,057	230,482,448	0
Class A Common Stock | As Previously Reported
Common Stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		2,000,000,000
Common stock, shares issued		231,452,448
Common stock, shares outstanding		230,482,448
Series A Preferred Stock
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	45,000,000	0
Redeemable convertible preferred stock, shares issued	28,693,931	0
Redeemable convertible preferred stock, outstanding	28,693,931	0